Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	Canwealth Minerals Corp
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Entity Central Index Key	0001512787
Entity Filer Category	Smaller Reporting Company
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2013